Purchase of Intellectual Property Portfolio (Details) - USD ($)		9 Months Ended
	Jul. 08, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 21, 2022	May 30, 2022	Dec. 31, 2021	Jul. 19, 2021
Purchase of Intellectual Property Portfolio [Line Items]
Common stock issued (in Shares)		15,561,499	12,370,002	11,000	1,583,807	10,243,442	867,767
Intellectual property portfolio (in Dollars per share)		$ 2
Purchase price	$ 4,000,000
NIFTY [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Common stock issued (in Shares)	2,000,000
NYIAX [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Common stock issued (in Shares)	2,000,000
Co-Founder [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Financial products, acquired	$ 50,000
Executive Vice President [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Financial products, acquired	$ 10,000
NIFTY [Member] | Co-Founder [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Financial products, purchase percentage	0.17%
NIFTY [Member] | Executive Vice President [Member]
Purchase of Intellectual Property Portfolio [Line Items]
Financial products, purchase percentage	0.35%